SCHEDULE OF NON CONTROLLING INTERESTS (Details) - Pro Ed Global School [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
ProEd Global School	$ 1,921,569
Profit for the year allocated to NCI of the subsidiary	(670,895)
Accumulated NCI of the subsidiary at the financial year end	$ 1,250,674